Long-term debt - Narrative (Details) - USD ($) $ in Thousands						12 Months Ended
	Feb. 28, 2025	Jan. 29, 2025	May 13, 2022	Apr. 27, 2022	Sep. 11, 2020	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	May 27, 2026	Jan. 24, 2025	Jan. 15, 2025	Dec. 31, 2023	Oct. 13, 2020	Apr. 04, 2017
Debt Instrument [Line Items]
Deferred financing costs						$ 2,789						$ 3,715
2029 Notes
Debt Instrument [Line Items]
Principal amount issued				$ 350,000
Deferred financing costs				$ 2,651
Annual interest rate (as a percent)				6.125%
2029 Notes | Minimum | Scenario, forecast
Debt Instrument [Line Items]
Annual interest rate (as a percent)									6.25%
2029 Notes | Maximum | Scenario, forecast
Debt Instrument [Line Items]
Annual interest rate (as a percent)									6.375%
2029 Notes | Restaurants and office
Debt Instrument [Line Items]
Reduce of commission, percentage				15.00%
2029 Notes | Supply chain
Debt Instrument [Line Items]
Reduce of commission, percentage				10.00%
2027 Notes
Debt Instrument [Line Items]
Principal amount issued					$ 150,000								$ 138,354	$ 265,000
Redemption price, percentage of principal amount redeemed					102.25%
Deferred financing costs					$ 2,000									$ 3,001
Annual interest rate (as a percent)						5.875%
Redemption average price (as a percent)			99.94%			95.20%	98.01%	105.74%
Redemption price, amount			$ 154,407			$ 1,904	$ 4,627	$ 18,364
2027 Notes | Subsequent event
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed		35.27%
Redemption average price (as a percent)	100.00%
Redemption price, amount		$ 136,145									$ 6,721
2032 Notes | Subsequent event
Debt Instrument [Line Items]
Principal amount issued										$ 600,000
Annual interest rate (as a percent)										6.375%